October 30, 2007
Via Edgar Transmission
And Via Hand Delivery
Elaine Wolff, Esq.
Michael McTiernan, Esq.
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, D.C. 20549

Re:	Grubb & Ellis Company (the “Company”) Amendment No. 4 to Registration Statement on Form S-4 File No. 333-144306
Dear Ms. Wolff and Mr. McTiernan:
     On behalf of the Company, this letter, along with revised copies of the Company’s Amendment No. 4 to its Registration Statement on Form S-4 and Exhibits thereto (“Amendment No. 4” or the “Proxy Statement”), are being filed on behalf of the Company with the United States Securities and Exchange Commission (the “Commission”) in response to the letter of comment from the staff of the Commission (the “Staff”) dated October 11, 2007 and subsequent discussions with the Staff. Unless otherwise set forth herein to the contrary, all capitalized terms in this letter shall have the same meanings as ascribed to them in Amendment No. 4. All page references in the responses set forth below refer to the version of Amendment No. 4 that is marked to show changes from the Company’s Amendment No. 3 to its Registration Statement on Form S-4 filed with the Commission on October 17, 2007 (“Amendment No. 3”). In addition, accompanying the non-electronic version of this letter are six (6) courtesy copies of Amendment No. 4, three of which are marked to show changes from Amendment No. 3.
     Specifically, on behalf of the Company please be advised of the following:

Elaine Wolff, Esq.
Michael McTiernan, Esq.
United States Securities and Exchange Commission
October 30, 2007

Comparative Per Share Market Price and Dividend Information, page 47
1.	Please revise your disclosure to provide specific historical evidence of how the Company has determined that it will be able to pay and sustain an annual dividend of $0.41 per share. We are unclear how applying the conversion ratio to the historical dividend rate of $0.36 provides such evidence as it appears from your calculation of pro forma EPS that there will be a greater, not fewer, amount of shares outstanding after the merger. Further, we are unsure how the pro forma net earnings for the six months ended June 30, 2007 provide sufficient evidence nor is it clear how you determined that dividends for the six months ended June 30, 2007 would have been $13.4 million.

Please be advised that the disclosure on page 47 of Amendment No. 4 has been revised in accordance with the Company’s recent communications with the Staff.
* * * * * * *
     Should you have any questions concerning the foregoing or should you require documentation or information, please do not hesitate to contact me at (212) 223-6700.

Very truly yours, /s/ Clifford A. Brandeis Clifford A. Brandeis